Schedule of Changes in Carrying Amount of Goodwill (Details) $ in Thousands	12 Months Ended
Sep. 30, 2024 USD ($)
Intangible Asset, Goodwill and Other [Abstract]
Balance	$ 5,217
Acquisition of EMI Solutions	6,841
Acquisition of RaGE Systems	4,008
Balance	$ 16,066